Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and the rules of Nasdaq and the SEC, we maintain an Incentive-Based Compensation Recovery Policy (the “Clawback Policy”), which requires that certain incentive compensation paid to any current or former executive officer, including our named executive officers, will be subject to recoupment if (a) the incentive compensation was calculated based on financial statements that were required to be restated due to material noncompliance with financial reporting requirements, without regard to any fault or misconduct, and (b) that noncompliance resulted in overpayment of the incentive compensation within the three fiscal years preceding the fiscal year in which the restatement was required. Incentive compensation subject to the Clawback Policy consists of compensation that is granted, earned, or vested based wholly or in part upon the attainment of a financial reporting measure (as defined in the rules implementing such requirement), including stock price and total shareholder return. The Clawback Policy is filed with the SEC as Exhibit 97.1 to the 2025 Form 10-K.